Putnam
New Value
Fund

SEMIANNUAL REPORT

February 28, 1998



[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Our investment process leads us to many value stocks outside the market's mainstream. Investing in these unusual opportunities requires conviction; we believe they offer great long-term potential with less risk than better-known stocks."

                           --  David L. King, manager
                               Putnam New Value Fund

* "Indeed, [Fund Manager David] King's astute identification of stocks poised for rebounds was a key driver behind the fund's fast start in 1995 and 1996."
                           -- Morningstar Mutual Funds, January 9, 1998

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

15 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

If ever there is a time to counsel patience, it is in this review of the first half of Putnam New Value Fund's fiscal 1998. The fund began its fourth year of operation last September, just as U.S. stocks began to feel the aftershocks of the currency and debt crisis in Asia. As a wave of volatility swept the world's equity markets, Fund Manager David King found plenty of fertile ground for his ongoing search for undervalued and out-of-favor stocks.

In a fund such as this, opportunities often take time to manifest themselves. Therefore, the results for the semiannual period by no means reflect Dave's view of the portfolio's potential. Indeed, while past performance can never be taken as an assurance of future results, during the fund's short lifetime, it has experienced an annualized growth rate of well above 20% at net asset value. You can see detailed performance data in the tables starting on page 8.

Respectfully yours,

/S/George Putnam
George Putnam
Chairman of the Trustees
April 15, 1998



Report from the Fund Manager
David L. King

Over the long term, stocks have outperformed every other type of security. Yet over any given short-term period, their risks may seem to outweigh their potential rewards. That was the case for Putnam New Value Fund over the first six months of its 1998 fiscal year. Several of the undervalued stocks we've focused on have yet to perform as we had expected, and the weakness of value stocks relative to growth-oriented companies also affected the fund's returns. Complete performance information for the six months ended February 28, 1998, begins on page 8.

* MARKET SHAKES OFF EARNINGS WORRIES, FAVORS GROWTH OVER VALUE

As your fund began its fiscal year on September 1, 1997, stocks in the United States had just begun to react to the debt and currency crisis in Asia. U.S. multinational companies with sales operations in Asia worried about falling earnings, while U.S. companies that compete against Asian imports feared that the currency devaluations would force them to cut prices. These concerns persisted for months, causing occasional sharp selloffs in the U.S. market. In October, the Dow Jones Industrial Average suffered its single greatest one-day point loss in history. However, thus far the market has rebounded from every low point. Few U.S. companies have yet to feel the anticipated Asian effects and the U.S. economy has continued to expand. By the end of February, major indexes such as the Dow and the S&P 500(registered trademark) were again reaching record levels.

The resilience of the market has created a particular challenge for contrarian investment approaches such as your fund's. Although we have a relatively moderate approach to contrarian investing, we do look for opportunities off the beaten path rather than following general market trends. When investors are too nervous to buy underfollowed or misunderstood stocks and instead focus only on the proven winners, it often takes longer for our choices to achieve their targeted growth levels.

* MARKET PUNISHES STRUGGLING COMPANIES, CREATING NEW OPPORTUNITIES FOR FUND

The anxiety of investors in late 1997 prompted many to scramble for safety in high-quality bonds or dividend-paying stocks of companies whose earnings met or beat expectations. Your fund was able to benefit from this trend to some extent, since one portion of its portfolio is devoted to stocks with high dividend yields (known as anchor stocks in our strategy). One strong performer in this area was the real estate investment trust (REIT) Beacon Properties, which was acquired by a competitor based in Chicago. Although this security, as well as other holdings discussed in this report, was viewed favorably at the end of the reporting period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

A portion of the portfolio, of course, focuses on companies whose near-term earnings prospects are somewhat uncertain. Jittery investors have lately refused to forgive stumbles from stocks like these, and this has, in turn, created new opportunities for the fund. The most prominent example was MedPartners, a physician practice management company that ran into trouble when its plan to grow by merging with another company fell apart. The market punished the stock quickly, in part because of growing pessimism about the potential of health services companies. Following the stock's sharp decline, however, several of the company's officers decided to buy the stock. That was the sort of commitment that we like to see on the part of management, and so we decided to add to the fund's position. Since early January, the stock has had a small but encouraging rebound. MedPartners was a singular case, though several other holdings also suffered lesser declines for falling short of the market's expectations.

[GRAPHIC OMITTED: HORIZONTAL BAR CHART OF TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and
finance                          15.1%

Electronics and
electrical equipment              8.3%

Retail                            8.1%

Oil and gas                       7.4%

Food and
beverages                         6.8%

Footnote reads:
* Based on net assets as of 2/28/98. Holdings will vary over time.

* ASIAN CRISIS DEPRESSES STOCK PRICES, ADDING FURTHER OPPORTUNITY

The financial crisis in Asia generated buying opportunities for our strategy by knocking some high-quality companies down to our price levels. Known as ladder stocks in our terminology, these are prominent companies that investors have temporarily spurned. Foremost among the ladder stocks in the past six months was Texas Instruments. This company, a major producer of computer chips, dropped sharply in late 1997, as analysts feared that a glut of memory chips on world markets would force Texas Instruments to cut prices and, thereby, shrink its profit margins. The stock fell from about $70 per share to almost $40. However, it retained strong management and a dominant market position in digital signal processing, a rapidly growing technology sector. The fund's position reflects our belief in the company's potential and, indeed, the stock has begun to recover in early 1998.

Caterpillar represented a similar opportunity. While we have purchased stocks of other heavy industrial manufacturers for the fund, this company had been above our price range because of its global success as a maker of construction equipment. Last summer, the plunge in Asian construction activity that followed on the heels of the financial crisis led many investors to sell Caterpillar, which operates manufacturing units in Southeast Asia. We took a different view of the company. We saw Caterpillar's strong business in other regions of the world and noticed that its Asian sales were not tied exclusively to new construction projects. When the stock fell by about 30% in late 1997, we decided to establish a position. The stock has risen during the market's rally in early 1998.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Wellpoint Health Networks, Inc.
Health care

Dole Food Co.
Food and beverages

Pharmacia & Upjohn, Inc.
Pharmaceuticals

Aetna Inc.
Insurance and finance

Texas Instruments, Inc.
Electronics and electrical equipment

US West Communications, Inc.
Utilities

Kimberly-Clark Corp.
Consumer nondurables

The Quaker Oats Co.
Food and beverages

K mart Corp.
Retail

Ogden Corp.
Conglomerate

These holdings represent 23.9% of the fund's net assets as of 2/28/98. Portfolio holdings will vary over time.

* FUND STAYS COMMITTED TO STRATEGY IN SPITE OF HARDSHIP

As the semiannual period amply illustrates, the fund's strategy has consistently enabled it to find attractive investment opportunities even if these investments do not produce quick rewards. Recent results also serve as a reminder, however, that because this fund avoids general market trends, its performance may lag during periods of market strength. Conversely, it could produce resilience in periods of general market weakness because the fund's holdings tend to respond more to company-specific information than to general market sentiment.

In the months ahead, we expect continued volatility in the U.S. stock market as the effects of the Asian crisis reach U.S. shores. We have already noticed that prices of oil companies have slipped to attractive levels because Asian economies are buying less oil. We will continue to monitor the market for this sort of new value opportunity, confident that our stock selections will enable the fund to benefit from recoveries and renewed potential.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/98, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New Value Fund is designed for investors seeking long-term capital appreciation through investments in undervalued common stocks.

TOTAL RETURN FOR PERIODS ENDED 2/28/98

                                Class A         Class B         Class M
(inception date)               (1/3/95)        (2/26/96)       (2/26/96)

                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                     4.88%  -1.14%   4.46%  -0.49%    4.56%   0.89%
------------------------------------------------------------------------------
1 year                      14.25    7.67   13.29    8.29    13.62    9.61
------------------------------------------------------------------------------
Life of fund               101.28   89.68   96.46   93.46    98.07   91.14
Annual average              24.87   22.54   23.91   23.31    24.23   22.83
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/98

                                  Standard &    Standard &
                                  Poor's 500   Poor's/Barra   Consumer
                                    Index      Value Index   Price Index
------------------------------------------------------------------------------
6 months                            17.62%       14.89%        0.68%
------------------------------------------------------------------------------
1 year                              35.01        30.97         1.44
------------------------------------------------------------------------------
Life of fund                       144.55       130.65         8.15
Annual average                      32.68        30.25         2.51
------------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/98

                             Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)           1               1               1
------------------------------------------------------------------------------
Income                        $0.123          $0.040          $0.066
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                      0.169           0.169           0.169
------------------------------------------------------------------------------
Short-term                     0.567           0.567           0.567
------------------------------------------------------------------------------
  Total                       $0.859          $0.776          $0.802
------------------------------------------------------------------------------
Share value:              NAV       POP        NAV          NAV      POP
------------------------------------------------------------------------------
8/31/97                 $14.63    $15.52     $14.49       $14.55   $15.08
------------------------------------------------------------------------------
2/28/98                  14.45     15.33      14.33        14.38    14.90
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 3/31/98
(most recent calendar quarter)

                           Class A           Class B           Class M
(inception date)          (1/3/95)          (2/26/96)         (2/26/96)
                        NAV      POP      NAV       CDSC     NAV     POP
--------------------------------------------------------------------------
6 months               2.10%   -3.76%    1.72%     -3.09%   1.84%  -1.71%
--------------------------------------------------------------------------
1 year                22.80    15.75    21.85      16.85   22.18   17.89
--------------------------------------------------------------------------
Life of fund         108.94    96.90   103.86     100.86  105.51   98.32
Annual average        25.54    23.26    24.59      24.02   24.90   23.53
--------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Standard & Poor's/Barra Value Index* is a capitalization-weighted index of all the stocks in the S&P 500 that have low price-to-book ratios.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



WELCOME TO

www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly.
So be sure to bookmark us at
http://www.putnaminv.com



Portfolio of investments owned
February 28, 1998 (Unaudited)


COMMON STOCKS (98.1%) *
NUMBER OF SHARES                                                                                       VALUE

Aerospace and Defense (2.1%)
------------------------------------------------------------------------------------------------------------
        400,000  Boeing Co.                                                                    $  21,700,000

Automotive (2.2%)
------------------------------------------------------------------------------------------------------------
        415,000  Lear Corp. +                                                                     21,943,125

Basic Industrial Products (4.2%)
------------------------------------------------------------------------------------------------------------
        400,000  Caterpillar, Inc.                                                                21,850,000
        825,000  New Holland N.V. (Netherlands)                                                   20,418,750
                                                                                              --------------
                                                                                                  42,268,750

Business Equipment and Services (3.9%)
------------------------------------------------------------------------------------------------------------
        200,000  IBM Corp.                                                                        20,887,500
        592,700  NCR Corp. +                                                                      18,595,963
                                                                                              --------------
                                                                                                  39,483,463

Computer Services and Software (1.9%)
------------------------------------------------------------------------------------------------------------
        550,000  3Com Corp. +                                                                     19,662,500

Conglomerates (2.3%)
------------------------------------------------------------------------------------------------------------
        831,800  Ogden Corp.                                                                      22,874,500

Consumer Non Durables (6.1%)
------------------------------------------------------------------------------------------------------------
      1,003,100  Dimon Inc.                                                                       17,554,250
        420,000  Kimberly-Clark Corp.                                                             23,388,750
        590,000  RJR Nabisco Holdings Corp.                                                       20,391,875
                                                                                              --------------
                                                                                                  61,334,875

Electronics and Electrical Equipment (8.3%)
------------------------------------------------------------------------------------------------------------
        250,000  Intel Corp.                                                                      22,421,875
        531,600  Micron Technology, Inc.                                                          17,642,475
        410,000  Texas Instruments, Inc.                                                          23,728,750
        998,840  Vishay Intertechnology, Inc.                                                     20,351,365
                                                                                              --------------
                                                                                                  84,144,465

Food and Beverages (6.8%)
------------------------------------------------------------------------------------------------------------
        470,775  Dole Food Co.                                                                    25,568,967
        430,000  The Quaker Oats Co.                                                              23,166,250
      1,150,000  Whitman Corp.                                                                    20,484,375
                                                                                              --------------
                                                                                                  69,219,592
Health Care (4.5%)
------------------------------------------------------------------------------------------------------------
      1,610,000  MedPartners, Inc. +                                                              19,320,000
        442,000  Wellpoint Health Networks, Inc. +                                                25,829,375
                                                                                              --------------
                                                                                                  45,149,375

Insurance and Finance (15.1%)
------------------------------------------------------------------------------------------------------------
        288,000  Aetna Inc.                                                                       25,164,000
        300,000  Ahmanson (H.F.) & Co.                                                            18,731,250
        171,200  Bankers Trust New York Corp.[UPSIDE DOWN DELTA]                                  20,244,400
        368,700  Summit Bancorp                                                                   18,319,781
         68,400  Transamerica Corp.                                                                7,964,325
        321,400  Union Planters Corp.                                                             19,866,538
        314,500  Washington Mutual, Inc.                                                          21,110,813
         64,000  Wells Fargo & Co.                                                                20,608,000
                                                                                              --------------
                                                                                                 152,009,107

Medical Supplies and Devices (0.1%)
------------------------------------------------------------------------------------------------------------
         33,900  U. S. Surgical Corp.                                                              1,038,188

Metals and Mining (1.9%)
------------------------------------------------------------------------------------------------------------
        261,000  Aluminum Co. of America                                                          19,150,875

Oil and Gas (7.4%)
------------------------------------------------------------------------------------------------------------
        199,400  Amoco Corp.                                                                      16,949,000
        327,500  Elf Aquitane ADR (France)                                                        18,728,906
        450,000  Halliburton Co.                                                                  20,925,000
        587,300  YPF S.A. ADR (Argentina)                                                         18,573,363
                                                                                              --------------
                                                                                                  75,176,269

Paper and Forest Products (5.9%)
------------------------------------------------------------------------------------------------------------
        642,200  Boise Cascade Corp.                                                              21,393,288
      1,359,000  Unisource Worldwide, Inc.                                                        18,516,375
        379,000  Weyerhaeuser Co.                                                                 18,926,313
                                                                                              --------------
                                                                                                  58,835,976

Pharmaceuticals (2.5%)
------------------------------------------------------------------------------------------------------------
        642,150  Pharmacia & Upjohn, Inc.                                                         25,405,059

Publishing (2.1%)
------------------------------------------------------------------------------------------------------------
        343,200  Times Mirror Co. Class A                                                         21,128,250

Real Estate (3.9%)
------------------------------------------------------------------------------------------------------------
        379,050  Equity Residential Properties Trust (R)                                          18,170,709
        374,000  Starwood Lodging Trust (R)                                                       21,154,375
                                                                                              --------------
                                                                                                  39,325,084
Retail (8.1%)
------------------------------------------------------------------------------------------------------------
      1,729,500  K mart Corp. +                                                                   23,132,063
        348,544  Lowe's Cos., Inc.                                                                20,368,040
      1,278,900  Officemax, Inc. +                                                                21,341,640
        630,000  Toys R' Us                                                                       16,537,500
                                                                                              --------------
                                                                                                  81,379,243

Transportation (4.6%)
------------------------------------------------------------------------------------------------------------
        200,000  Burlington Northern Santa Fe Corp.                                               19,925,000
        286,800  Canadian National Railway Co. (Canada) +                                         17,817,450
        178,700  Union Pacific Corp.                                                               9,113,700
                                                                                              --------------
                                                                                                  46,856,150

Utilities (4.2%)
------------------------------------------------------------------------------------------------------------
        750,000  Potomac Electric Power Co.                                                       18,843,750
        450,000  US West Communications, Inc.                                                     23,428,125
                                                                                              --------------
                                                                                                  42,271,875
                                                                                              --------------
                 Total Common Stocks (cost $892,494,541)                                      $  990,356,721

SHORT-TERM INVESTMENTS (1.7%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $ 1,700,000  Interest in $700,000,000 joint repurchase agreement dated February 27, 1998 with Goldman, Sachs & Co.
                   due March 2, 1998 with respect to various U.S. Treasury
                   obligations -- maturity value of $1,700,799 for an
                   effective yield of 5.64%                                                   $    1,700,533
     15,716,000  Interest in $535,634,000 joint repurchase agreement dated February 27, 1998 with UBS Securities due
                   March 2, 1998 with respect to various U.S. Treasury
                   obligations -- maturity value of $15,723,373 for an
                   effective yield of 5.63%                                                       15,720,916
                                                                                              --------------
                 Total Short-Term Investments (cost $17,421,449)                              $   17,421,449
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $909,915,990) ***                                    $1,007,778,170
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $1,009,975,391.
*** The aggregate identified cost on a tax basis is $910,045,633, resulting in gross unrealized appreciation and depreciation of $133,672,469 and $35,939,932, respectively, or net unrealized appreciation of
    $97,732,537.
  + Non-income-producing security.
[UPSIDE DOWN DELTA] This entity provides subcustodian services to the fund.
(R) Real Estate Investment Trust.
    ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.



----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at February 28, 1998 (Unaudited)
                                    Market     Aggregate Face  Delivery      Unrealized
                                    Value          Value         Date       Appreciation
----------------------------------------------------------------------------------------
French Francs                   $ 13,559,983   $ 13,561,008     Aug 98       $ 1,025
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
February 28, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $909,915,990) (Note 1)                                             $ 1,007,778,170
---------------------------------------------------------------------------------------------------
Cash                                                                                            369
---------------------------------------------------------------------------------------------------
Dividends receivable                                                                        826,304
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    2,465,133
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           31,566,160
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                1,025
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    3,158
---------------------------------------------------------------------------------------------------
Total assets                                                                          1,042,640,319

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         26,934,795
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                3,190,363
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              1,574,563
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  181,956
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                6,844
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,911
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      611,995
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    6,425
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      156,076
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        32,664,928
---------------------------------------------------------------------------------------------------
Net assets                                                                          $ 1,009,975,391

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                     $   901,277,299
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                933,805
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions (Note 1)                                                            9,901,082
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                        97,863,205
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $ 1,009,975,391

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($489,186,828 divided by 33,863,040 shares)                                                  $14.45
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $14.45)*                                      $15.33
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($469,313,140 divided by 32,747,511 shares)**                                                $14.33
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($51,475,423 divided by 3,580,143 shares)                                                    $14.38
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $14.38)*                                      $14.90
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended February 28,1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends                                                                              $ 8,477,675
--------------------------------------------------------------------------------------------------
Interest                                                                                   602,260
--------------------------------------------------------------------------------------------------
Total investment income                                                                  9,079,935

Expenses:
Compensation of Manager (Note 2)                                                         3,130,735
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             864,517
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          11,655
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             5,771
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      581,161
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    2,226,937
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      189,675
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               1,558
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     53,711
--------------------------------------------------------------------------------------------------
Registration fees                                                                           44,423
--------------------------------------------------------------------------------------------------
Auditing                                                                                    26,154
--------------------------------------------------------------------------------------------------
Legal                                                                                        4,857
--------------------------------------------------------------------------------------------------
Postage                                                                                     67,031
--------------------------------------------------------------------------------------------------
Other                                                                                      103,313
--------------------------------------------------------------------------------------------------
Total expenses                                                                           7,311,498
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (142,209)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             7,169,289
--------------------------------------------------------------------------------------------------
Net investment income                                                                    1,910,646
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        24,145,238
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                             (1,340,153)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the period                                                       883,917
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            16,316,535
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 40,005,537
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $41,916,183
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                                                               Six months ended         Year ended
                                                                                    February 28          August 31
                                                                                           1998*              1997
------------------------------------------------------------------------------------------------------------------

Increase in net assets
------------------------------------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------------------------------------
Net investment income                                                            $    1,910,646       $  5,702,195
------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                        22,805,085         39,752,647
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                17,200,452         78,097,229
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 41,916,183        123,552,071
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (3,916,327)        (1,337,077)
------------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,238,499)          (812,454)
------------------------------------------------------------------------------------------------------------------
    Class M                                                                            (230,636)          (117,030)
------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (23,434,277)        (2,101,574)
------------------------------------------------------------------------------------------------------------------
    Class B                                                                         (22,788,386)        (2,006,697)
------------------------------------------------------------------------------------------------------------------
    Class M                                                                          (2,571,946)          (245,230)
------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   139,449,253        561,917,623
------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        127,185,365        678,849,632

Net assets
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 882,790,026        203,940,394
------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $933,805 and $4,408,621, respectively)                                 $1,009,975,391       $882,790,026
------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Six months
                                                                    ended                                         For the period
Per-share                                                         February 28            Year ended               January 3, 1995+
operating performance                                             (Unaudited)             August 31                to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $14.63           $11.57           $10.53            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .05              .19(d)(e)        .18(e)           .15(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain
on investments                                                         .63             3.10             1.82             1.88
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .68             3.29             2.00             2.03
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.12)            (.09)            (.26)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.74)            (.14)            (.70)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.86)            (.23)            (.96)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $14.45           $14.63           $11.57           $10.53
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                            4.88*           28.79            20.29            23.88*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $489,187         $429,246          $97,718           $2,473
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .57*            1.22(e)          1.24(e)           .51*(e)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .38*            1.40(e)          2.45(e)          1.67*(e)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               44.77*           65.38            33.57            51.07*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                       $.0488           $.0471           $.0322
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation during the period.  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995.
    Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and
    $0.02 per class B and M shares respectively. Expenses for the year ended 8/31/97 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                      ended                       For the period
Per-share                                                                          February 28      Year ended    Feb. 26, 1996+
operating performance                                                              (Unaudited)       August 31     to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $14.49           $11.52           $10.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    --              .09(d)(e)        .10(d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain
on investments                                                                          .62             3.08              .56
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .62             3.17              .66
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.04)            (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.74)            (.14)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.78)            (.20)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $14.33           $14.49           $11.52
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                                             4.46*           27.79             6.08*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $469,313         $406,783          $94,370
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .95*            1.97(e)          1.04*(e)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                               .01*             .65(e)           .88*(e)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                44.77*           65.38            33.57
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                                        $.0488           $.0471           $.0322
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation during the period.  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995.
    Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and
    $0.02 per class B and M shares respectively. Expenses for the year ended 8/31/97 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Six months
                                                                                      ended                        For the period
Per-share                                                                          February 28      Year ended      Feb. 26,1996+
operating performance                                                              (Unaudited)       August 31      to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $14.55           $11.54           $10.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .01              .12(d)(e)        .11(d)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain
on investments                                                                          .63             3.10              .57
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .64             3.22              .68
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.07)            (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.74)            (.14)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.81)            (.21)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $14.38           $14.55           $11.54
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              4.56*           28.19             6.26*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $51,475          $46,761          $11,852
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .82*            1.72(e)           .91*(e)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                               .13*             .91(e)          1.05*(e)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                44.77*           65.38            33.57
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                                        $.0488           $.0471           $.0322
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996, and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation during the period.  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.14 per share for the period ended August 31, 1995.
    Expenses for the period ended August 31, 1996, reflect a reduction of $0.01 per class A shares and
    $0.02 per class B and M shares respectively. Expenses for the year ended 8/31/97 reflect a reduction of less than a $0.01 per class A, B, and M shares, respectively.




Notes to financial statements
February 28, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam New Value Fund (the "fund") is one in a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long term capital appreciation by investing primarily in common stocks which are undervalued at the time of purchase.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 1998, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1998, fund expenses were reduced by $142,209 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,170 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended February 28, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $308,512 and $15,772 from the sale of class A and class M shares, respectively and $318,052 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 1998, Putnam Mutual Funds Corp., acting as underwriter received $7,997 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 28, 1998, purchases and sales of investment securities other than short-term investments aggregated $501,202,108 and $421,250,229, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                        February 28, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       7,219,965    $ 106,224,770
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,885,227       26,185,799
------------------------------------------------------------
                                  9,105,192      132,410,569

Shares
repurchased                      (4,580,037)     (66,421,435)
------------------------------------------------------------
Net increase                      4,525,155    $  65,989,134
------------------------------------------------------------

                                            Year ended
                                          August 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      26,781,456    $ 353,636,956
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       254,484        3,214,135
------------------------------------------------------------
                                 27,035,940      356,851,091

Shares
repurchased                      (6,145,683)     (83,030,249)
------------------------------------------------------------
Net increase                     20,890,257    $ 273,820,842
------------------------------------------------------------

                                        Six months ended
                                        February 28, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,969,925    $  87,320,873
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,588,154       21,916,528
------------------------------------------------------------
                                  7,558,079      109,237,401

Shares
repurchased                      (2,880,519)     (41,154,073)
------------------------------------------------------------
Net increase                      4,677,560    $  68,083,328
------------------------------------------------------------

                                            Year ended
                                          August 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      22,345,379    $ 292,796,597
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       197,604        2,484,902
------------------------------------------------------------
                                 22,542,983      295,281,499

Shares
repurchased                      (2,667,691)     (35,691,818)
------------------------------------------------------------
Net increase                     19,875,292    $ 259,589,681
------------------------------------------------------------

                                        Six months ended
                                        February 28, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         690,647    $  10,169,641
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       196,662        2,719,832
------------------------------------------------------------
                                    887,309       12,889,473

Shares
repurchased                        (521,929)      (7,512,682)
------------------------------------------------------------
Net increase                        365,380    $   5,376,791
------------------------------------------------------------

                                            Year ended
                                          August 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,566,516    $  33,630,185
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        28,012          352,955
------------------------------------------------------------
                                  2,594,528       33,983,140

Shares
repurchased                        (406,917)      (5,476,040)
------------------------------------------------------------
Net increase                      2,187,611    $  28,507,100
------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund +

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 *Formerly Putnam Diversified Income Trust II

 +Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.

 Contact Putnam for details.

[SECTION MARK] Not available in all states.

**An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President

David L. King
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam New Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA025-41227 274/2BF/2BG     4/98